UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21333
Nuveen Preferred and Convertible Income Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Preferred and Convertible Income Fund 2 (JQC)
September 30, 2006

Shares	Description (1)			Value

	Common Stocks – 9.4% (6.3% of Total Investments)

	Aerospace & Defense – 0.2%

25,202	Lockheed Martin Corporation			$2,168,884
9,050	Orbital Sciences Corporation, (2)			169,869
7,972	Precision Castparts Corporation			503,512

	Total Aerospace & Defense			2,842,265

	Air Freight & Logistics – 0.2%

31,192	FedEx Corporation			3,389,947
16,017	Ryder System Inc.			827,759

	Total Air Freight & Logistics			4,217,706

	Airlines – 0.0%

26,321	Southwest Airlines Co.			438,508

	Beverages – 0.2%

37,570	Coca-Cola Company			1,678,628
49,201	Pepsi Bottling Group Inc.			1,746,636
11,081	PepsiCo, Inc.			723,146

	Total Beverages			4,148,410

	Biotechnology – 0.2%

17,838	Genentech, Inc., (2)			1,475,203
29,607	Gilead Sciences, Inc., (2)			2,034,001

	Total Biotechnology			3,509,204

	Capital Markets – 0.1%

12,814	Calamos Asset Management, Inc. Class A			375,706
22,930	Lehman Brothers Holdings Inc.			1,693,610
4,947	OptionsXpress Holdings Inc.			137,922

	Total Capital Markets			2,207,238

	Chemicals – 0.1%

24,678	Airgas, Inc.			892,603
7,000	Sparetech Corporation			187,390

	Total Chemicals			1,079,993

	Commercial Banks – 0.5%

29,740	Bank of Hawaii Corporation			1,432,278
19,740	Colonial BancGroup Inc.			483,630
10,115	Greater Bay Bancorp.			285,344
14,330	Marshall and Ilsley Corporation			690,419
12,900	Northern Trust Corporation			753,747
42,350	PNC Financial Services Group, Inc.			3,067,834
3,270	Umpqua Holdings Corporation			93,522
25,796	Washington Mutual, Inc.			1,121,352
23,432	Whitney Holding Corporation			838,163
16,047	Zions Bancorporation			1,280,711

	Total Commercial Banks			10,047,000

	Commercial Services & Supplies – 0.4%

8,450	Administaff, Inc.			284,765
5,942	American Ecology Corporation			117,295
6,168	Consolidated Graphics Inc., (2)			371,129
10,852	Corporate Executive Board Company			975,703
45,303	Global Payments Inc.			1,993,785
40,630	Republic Services, Inc.			1,633,732
42,570	SEI Investments Company			2,392,008

	Total Commercial Services & Supplies			7,768,417

	Communications Equipment – 0.3%

49,230	Comverse Technology, Inc., (2)			1,055,491
112,780	Corning Incorporated, (2)			2,752,960
4,789	Harris Corporation			213,063
68,770	QUALCOMM Inc.			2,499,790

	Total Communications Equipment			6,521,304

	Computers & Peripherals – 0.3%

29,060	Apple Computer, Inc., (2)			2,238,492
51,590	Hewlett-Packard Company			1,892,837
6,730	Lexmark International, Inc., (2)			388,052
34,234	Network Appliance Inc., (2)			1,267,000

	Total Computers & Peripherals			5,786,381

	Consumer Finance – 0.3%

211,336	Americredit Corp., (2)			5,281,287
17,770	Capital One Financial Corporation			1,397,788

	Total Consumer Finance			6,679,075

	Containers & Packaging – 0.0%

38,880	Packaging Corp. of America			902,016

	Distributors - 0.0%

3,136	Keystone Automotive Industries Inc., (2)			119,231

	Diversified Consumer Services – 0.0%

14,134	Jackson Hewitt Tax Services Inc.			424,161

	Diversified Financial Services – 0.1%
13,700	CBOT Holdings, Inc. Class A, (2)			1,654,823

	Diversified Telecommunication Services – 0.2%

34,390	AT&T Inc.			1,119,738
3,460	Cbeyond Inc., (2)			94,977
8,110	CT Communications, Inc.			176,149
127,040	Sprint Nextel Corporation			2,178,736

	Total Diversified Telecommunication Services			3,569,600

	Electric Utilities – 0.4%

47,290	PG&E Corporation			1,969,629
82,262	TXU Corporation			5,143,020

	Total Electric Utilities			7,112,649

	Electrical Equipment – 0.2%

28,232	Emerson Electric Co.			2,367,536
5,756	Ormat Technologies Inc.			188,336
8,388	Smith AO Corporation			330,739

	Total Electrical Equipment			2,886,611

	Electronic Equipment & Instruments – 0.2%

6,434	Itron Inc., (2)			359,017
12,567	Millipore Corporation, (2)			770,357
14,655	Parker Hannifin Corporation			1,139,133
13,951	Plexus Corporation, (2)			267,859
14,051	Teledyne Technologies Inc., (2)			556,420
21,485	Waters Corporation, (2)			972,841

	Total Electronic Equipment & Instruments			4,065,627

	Energy Equipment & Services – 0.0%

9,621	Helix Energy Solutions Group, (2)			321,341
10,474	Unit Corporation, (2)			481,490

	Total Energy Equipment & Services			802,831

	Food & Staples Retailing – 0.1%

31,180	Whole Foods Market, Inc.			1,853,027

	Food Products – 0.3%

106,390	Monsanto Company			5,001,394

	Gas Utilities – 0.2%

104,653	Energen Corporation			4,381,821

	Health Care Equipment & Supplies – 0.4%

16,190	American Medical Systems Holdings, Inc., (2)			298,382
41,140	Baxter International Inc.			1,870,224
22,014	Dade Behring Holdings Inc.			884,082
9,564	Express Scripts, Inc., (2)			721,986
11,470	Hillenbrand Industries			653,561
64,670	Hospira Inc., (2)			2,474,921
14,119	Surmodics Inc., (2)			495,859

	Total Health Care Equipment & Supplies			7,399,015

	Health Care Providers & Services – 0.4%

13,909	Healthways Inc., (2)			620,341
46,074	Quest Diagnostics Incorporated			2,817,886
52,586	Sierra Health Services Inc., (2)			1,989,854
35,953	Wellcare Health Plans Inc., (2)			2,036,018

	Total Health Care Providers & Services			7,464,099

	Hotels, Restaurants & Leisure – 0.1%

24,016	Choice Hotels International, Inc.			982,254
8,580	Panera Bread Company, (2)			499,785
15,337	Starbucks Corporation, (2)			522,225

	Total Hotels, Restaurants & Leisure			2,004,264

	Household Durables – 0.2%

139,632	Newell Rubbermaid Inc.			3,954,378
8,600	Snap-on Incorporated			383,130
6,310	Stanley Works			314,554

	Total Household Durables			4,652,062

	Household Products – 0.2%

40,300	Colgate-Palmolive Company			2,502,630
17,987	Kimberly-Clark Corporation			1,175,630

	Total Household Products			3,678,260

	Industrial Conglomerates – 0.1%

21,710	3M Co.			1,615,658
28,590	General Electric Company			1,009,227

	Total Industrial Conglomerates			2,624,885

	Insurance – 0.6%

49,308	AFLAC Incorporated			2,256,334
3,376	First American Corporation			142,940
46,894	HCC Insurance Holdings Inc.			1,541,875
28,084	Philadelphia Consolidated Holding Corporation, (2)			1,117,182
6,940	Tower Group Inc.			231,449
173,210	W.R. Berkley Corporation			6,129,902

	Total Insurance			11,419,682

	Internet & Catalog Retail – 0.1%

18,306	Coldwater Creek Inc., (2)			526,481
11,689	MSC Industrial Direct Inc., Class A			476,210

	Total Internet & Catalog Retail			1,002,691

	Internet Software & Services – 0.0%

1,674	Google Inc., Class A, (2)			672,781
7,018	j2 Global Communications, Inc., (2)			190,679

	Total Internet Software & Services			863,460

	IT Services – 0.0%

11,836	Websense Inc., (2)			255,776

	Machinery – 0.1%

7,440	Flow International Corporation, (2)			96,497
14,210	Flowserve Corporation, (2)			718,884
2,946	Freightcar America Inc.			156,138
13,354	Harsco Corporation			1,036,938
9,645	Joy Global Inc.			362,748
7,740	Paccar Inc.			441,335
3,630	Robbins & Myers, Inc.			112,240

	Total Machinery			2,924,780

	Media – 0.6%

25,810	Cablevision Systems Corporation, (2)			586,145
12,825	Comcast Corporation, Class A, (2)			472,601
68,790	DIRECTV Group, Inc., (2)			1,353,787
26,024	John Wiley and Sons Inc., Class A			937,124
20,660	Liberty Global Inc, A Shares, (2)			531,788
20,668	Liberty Global Inc., Class C, (2)			517,940
7,844	Lodgenet Entertainment Corporation, (2)			148,095
59,320	McGraw-Hill Companies, Inc.			3,442,340
181,230	Time Warner Inc.			3,303,823

	Total Media			11,293,643

	Metals & Mining – 0.0%

7,470	Compass Minerals International, Inc.			211,476
3,160	Olympic Steel Inc.			78,558
2,988	Phelps Dodge Corporation			253,084

	Total Metals & Mining			543,118

	Multiline Retail – 0.2%

13,670	Big Lots Inc., (2)			270,803
8,937	Casey’s General Stores, Inc.			199,027
41,020	Dollar Tree Stores Inc., (2)			1,269,979
47,060	Kohl’s Corporation, (2)			3,055,135

	Total Multiline Retail			4,794,944

	Oil, Gas & Consumable Fuels – 0.4%

9,320	Cabot Oil & Gas Corporation			446,708
33,180	EOG Resources, Inc.			2,158,359
5,138	Frontier Oil Corporation			136,568
6,142	Houston Exploration Company, (2)			338,731
6,756	Parallel Petroleum Corporation, (2)			135,525
10,177	Pioneer Drilling Company, (2)			130,673
27,571	Sunoco, Inc.			1,714,640
15,522	Valero Energy Corporation			798,917
48,872	W&T Offshore Inc.			1,427,551

	Total Oil, Gas & Consumable Fuels			7,287,672

	Paper & Forest Products – 0.0%

25,150	Plum Creek Timber Company			856,106

	Pharmaceuticals – 0.1%

13,437	Allergan Inc.			1,513,141
9,894	Alpharma Inc.			231,421
5,370	New River Pharmaceuticals Inc., (2)			138,170

	Total Pharmaceuticals			1,882,732

	Real Estate – 0.3%

4,123	American Home Mortgage Investment Corp.			143,769
7,880	Camden Property Trust			598,959
12,443	Equity Inns Inc.			198,093
11,070	Health Care Property Investors Inc.			343,724
26,920	Host Marriott Corporation			617,276
8,597	LaSalle Hotel Properties			372,594
11,081	Public Storage, Inc.			952,855
8,074	SL Green Realty Corporation			901,866
18,567	Tanger Factory Outlet Centers			661,357
2,614	Taubman Centers Inc.			116,114
13,134	United Dominion Realty Trust			396,647

	Total Real Estate			5,303,254

	Semiconductors & Equipment – 0.2%

30,390	Advanced Micro Devices, Inc., (2)			755,192
30,247	Entegris Inc., (2)			329,995
34,020	Micron Technology, Inc., (2)			591,948
93,220	National Semiconductor Corporation			2,193,467
3,876	Netlogic Microsystems Inc., (2)			98,334
40,610	QLogic Corporation, (2)			767,529
3,950	Trident Microsystems Inc., (2)			91,877

	Total Semiconductors & Equipment			4,828,342

	Software – 0.4%

10,955	Aspen Technology Inc., (2)			119,629
45,871	Autodesk, Inc., (2)			1,595,393
11,444	Blackbaud, Inc.			251,654
90,490	BMC Software Inc., (2)			2,463,138
47,360	Intuit Inc., (2)			1,519,782
66,651	Salesforce.com, Inc., (2)			2,391,438

	Total Software			8,341,034

	Specialty Retail – 0.3%

60,376	Ann Taylor Stores Corporation, (2)			2,527,339
7,114	Build-A-Bear-Workshop, Inc., (2)			161,986
5,313	Childrens Place Retail Stores Inc., (2)			340,191
35,907	Circuit City Stores, Inc.			901,625
16,851	Claire’s Stores, Inc.			491,375
4,420	Gymboree Corporation, (2)			186,436
24,758	Select Comfort Corporation, (2)			541,705
34,161	Staples, Inc.			831,137

	Total Specialty Retail			5,981,794

	Textile, Apparel & Luxury Goods – 0.0%

14,249	Guess Inc., (2)			691,504

	Thrifts & Mortgage Finance – 0.0%

19,420	Washington Federal Inc.			435,785

	Tobacco – 0.2%

11,470	Loews Corp — Carolina Group			635,323
12,900	UST Inc.			707,307

	Total Tobacco			1,342,630

	Trading Companies & Distributors – 0.0%

7,154	GATX Corporation			295,961

	Total Common Stocks (cost $182,379,887)			186,186,785

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 9.0% (6.0% of Total Investments)

	Automobiles – 1.2%
374,450	Ford Motor Company Capital Trust II	6.500%	Caa2	$12,577,776
351,700	General Motors Corporation, Convertible Notes, Senior Debentures, Series B	5.250%	B-	7,076,204
214,800	General Motors Corporation	6.250%	B-	4,933,956

	Total Automobiles			24,587,936

	Capital Markets – 0.2%

72,000	Affiliated Managers Group Inc.	5.100%	BB	3,744,000

	Chemicals – 0.3%

217,275	Celanese Corporation	4.250%	N/R	6,014,172

	Commercial Banks – 0.7%

9,800,000	Fortis Insurance NV, 144A	7.750%	A+	13,729,800

	Consumer Finance – 0.7%

13,400,000	SLM Corporation	5.435%	A	13,499,160

	Electric Utilities – 0.5%

108,860	Entergy Corporation	7.625%	BBB	5,924,161
76,430	PNM Resources Inc.	6.750%	Baa3	3,824,557

	Total Electric Utilities			9,748,718

	Energy Equipment & Services – 0.2%

54,050	Bristow Group Inc., Preferred Stock, Convertible	5.500%	N/R	2,651,153

	Gas Utilities – 0.1%

37,500	Southern Union Company	5.000%	BBB	1,976,250

	Independent Power Producers & Energy Traders – 0.1%

5,500	NRG Energy Inc., Preferred Convertible	5.750%	B2	1,298,275

	Insurance – 2.6%

71,500	Aspen Insurance Holdings Limited	5.625%	BBB-	3,744,813
503,775	Genworth Financial Inc.	6.000%	A	19,042,695
85,000	Hartford Financial Services Group, Inc.	6.000%	A2	6,465,950
470,000	MetLife Inc., Convertible, Series B	6.375%	BBB+	13,963,700
357,270	Travelers Property Casualty Corporation, Subordinate Notes	4.500%	Baa1	8,795,987

	Total Insurance			52,013,145

	Media – 0.8%

274,810	Comcast Corporation	2.000%	BBB	11,129,805
135,700	Interpublic Group Companies Inc., Series A	5.375%	N/R	5,046,683

	Total Media			16,176,488

	Metals & Mining – 0.3%

5,010	Freeport McMoran Copper & Gold, Inc.	5.500%	B-	6,306,338

	Oil, Gas & Consumable Fuels – 0.2%

46,600	Chesapeake Energy Corporation	5.000%	B+	4,805,625

	Pharmaceuticals – 0.7%

253,450	Schering-Plough Corporation (WI/DD, Settling 10/02/06)	6.000%	BBB	14,089,286

	U.S. Agency – 0.4%

74	Federal National Mortgage Association	5.375%	AA-	7,142,665

	Total Convertible Preferred Securities (cost $161,230,015)			177,783,011

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 44.8% (30.1% of Total Investments)

	Automobiles - 0.0%

3,000	DaimlerChrysler AG (CORTS)	7.875%		Baa1	$75,390
2,200	DaimlerChrysler Corp. (PPLUS)	7.250%		A3	54,780

	Total Automobiles				130,170

	Capital Markets – 3.1%

269,511	BNY Capital Trust V, Series F	5.950%		A1	6,495,215
219,600	Compass Capital Trust III	7.350%		A3	5,505,372
31,600	CSFB USA, Series 2002-10 (SATURNS)	7.000%		AA-	810,540
22,600	First Union Institutional Capital II (CORTS)	8.200%		A1	615,850
5,300	Goldman Sachs Capital I (CORTS)	6.000%		A1	125,398
4,900	Goldman Sachs Capital I, Series A (CORTS)	6.000%		A1	113,925
4,800	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%		A1	113,472
2,100	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%		A1	48,552
11,800	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A1	273,996
1,800	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%		Aa3	42,264
71,500	Merrill Lynch Capital Trust II	8.000%		A1	1,838,265
423,200	Merrill Lynch Preferred Capital Trust III	7.000%		A1	10,732,352
189,600	Merrill Lynch Preferred Capital Trust IV	7.120%		A1	4,831,008
283,400	Merrill Lynch Preferred Capital Trust V	7.280%		A1	7,263,542
48,400	Merrill Lynch Preferred Capital Trust	7.750%		A1	1,225,972
211,850	Morgan Stanley Capital Trust II	7.250%		A1	5,380,990
185,370	Morgan Stanley Capital Trust III	6.250%		A1	4,571,224
138,400	Morgan Stanley Capital Trust IV	6.250%		A1	3,390,800
14,100	Morgan Stanley Capital Trust V	5.750%		A+	328,248
310,300	Morgan Stanley Capital Trust VI	6.600%		A1	7,844,384

	Total Capital Markets				61,551,369

	Commercial Banks – 9.8%

36,200	Abbey National PLC, Series B	7.375%		A	949,888
40,000	Abbey National PLC, Series B	7.250%		A1	1,010,000
303,200	Abbey National PLC, Series C	7.375%		A2	7,731,600
730,000	ABN AMRO Capital Fund Trust V	5.900%		A	17,374,000
35,179	ABN AMRO Capital Fund Trust VI	6.250%		A	880,882
17,021	ABN AMRO Capital Trust Fund VII	6.080%		A	417,355
115,200	ASBC Capital I	7.625%		Baa1	2,911,104
128,410	BAC Capital Trust I	7.000%		Aa3	3,232,080
565,500	BAC Capital Trust II	7.000%		Aa3	14,352,390
151,300	BAC Capital Trust III	7.000%		Aa3	3,849,072
888,611	Banco Santander	6.410%		A2	22,748,442
71,750	Banco Totta & Acores Finance, Series A	8.875%		A3	1,791,511
6,700	BancorpSouth Capital Trust I	8.150%		Baa2	168,639
28,800	Banesto Holdings, Series A, 144A	10.500%		A2	885,600
553,100	Bank of America Corporation, Series D	6.204%		A1	14,115,112
167,700	Bank One Capital Trust VI	7.200%		A1	4,259,580
51,900	BankNorth Capital Trust II	8.000%		A3	1,312,551
86,042	Barclays Bank PLC	6.625%		Aa3	2,229,348
166,100	Chittenden Capital Trust I	8.000%		Baa1	4,235,550
129,600	Citizens Funding Trust I	7.500%		Baa2	3,263,328
146,500	Cobank ABC, 144A, (6)	7.000%		N/R	8,010,913
119,100	Comerica Capital Trust I	7.600%		A3	2,991,792
430,300	Fleet Capital Trust VIII	7.200%		Aa3	10,860,772
62,400	HSBC Finance Corporation	6.875%		AA-	1,600,560
38,200	KeyCorp (PCARS)	7.500%		A3	978,302
87,267	KeyCorp Capital Trust V	5.875%		A3	2,050,775
3,400	Keycorp Capital VIII	7.000%		A3	87,295
92,600	National Commerce Capital Trust II	7.700%		A1	2,327,964
21,700	ONB Capital Trust II	8.000%		Baa2	555,737
27,300	PNC Capital Trust	6.125%		A3	662,025
180,674	Royal Bank of Scotland Group PLC, Series L	5.750%		A1	4,328,949
124,740	Royal Bank of Scotland Group PLC, Series N	6.350%		A1	3,155,922
160,600	SunTrust Capital Trust IV	7.125%		A1	4,039,090
110,300	SunTrust Capital Trust V	7.050%		A1	2,774,045
356,700	USB Capital Trust IV	7.350%		Aa3	9,042,345
301,200	USB Capital Trust V	7.250%		Aa3	7,581,204
31,800	USB Capital Trust VI	5.750%		Aa3	729,174
40,100	USB Capital Trust VII	5.875%		Aa3	937,137
39,300	VNB Capital Trust I	7.750%		Baa1	988,788
40,000	Wells Fargo Capital Trust IV	7.000%		Aa2	1,011,600
11,000	Wells Fargo Capital Trust IX	5.625%		Aa2	252,560
483,400	Wells Fargo Capital Trust V	7.000%		Aa2	12,181,680
114,700	Wells Fargo Capital Trust VI	6.950%		Aa2	2,884,705
129,309	Wells Fargo Capital Trust VII	5.850%		Aa2	3,091,778
117,800	Zions Capital Trust B	8.000%		Baa1	3,032,172

	Total Commercial Banks				193,875,316

	Computers & Peripherals – 0.1%

29,900	IBM Inc., Series 2001-1 (SATURNS)	7.125%		A+	765,291
14,000	IBM Trust II (CORTS)	7.125%		A+	358,680
8,000	IBM Trust III (CORTS)	7.200%		A+	204,560
23,200	IBM Trust IV (CORTS)	7.000%		A+	603,432

	Total Computers & Peripherals				1,931,963

	Consumer Finance – 0.1%

99,400	Household Capital Trust VII	7.500%		A1	2,512,832
14,200	SLM Corporation	6.000%		A	342,504

	Total Consumer Finance				2,855,336

	Diversified Financial Services – 3.8%

75,000	BAC Capital Trust XII	6.875%		Aa3	1,934,250
27,700	CIT Group Incorporated (CORTS)	7.750%		A3	726,987
108,880	Citigroup Capital Trust IX	6.000%		Aa2	2,653,406
197,400	Citigroup Capital Trust VII	7.125%		Aa2	4,986,324
754,422	Citigroup Capital Trust VIII	6.950%		Aa2	18,951,081
10,000	Citigroup Capital XIV	6.875%		Aa2	256,600
195,150	Citigroup Capital XV	6.500%		Aa3	4,976,325
6,100	Citigroup, Series CIT (CORTS)	6.750%		A3	151,890
1,400	General Electric Capital Corporation (CORTS)	6.000%		AAA	33,810
40,500	General Electric Capital Corporation	6.625%		AAA	1,024,650
592,320	ING Group N.V.	7.200%		A	15,198,931
755,475	ING Group N.V.	7.050%		A	19,173,956
43,200	JPM Capital Trust (CORTS)	7.200%		A1	1,101,168
71,965	JPMorgan Chase & Company (PCARS)	7.125%		A2	1,830,790
73,600	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%		A1	1,861,344
47,000	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%		A1	1,229,050

	Total Diversified Financial Services				76,090,562

	Diversified Telecommunication Services – 0.5%

38,500	BellSouth Capital Funding (CORTS)	7.100%		A	968,275
29,900	BellSouth Corporation (CORTS)	7.000%		Aa3	757,367
50,600	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%		A	1,271,831
32,600	BellSouth Inc. (CORTS)	7.000%		A	827,062
80,800	BellSouth Telecommunications (PPLUS)	7.300%		A	2,048,280
27,300	Verizon Communications (CORTS)	7.625%		A	709,800
48,100	Verizon Communications (CORTS)	7.375%		A	1,233,284
50,700	Verizon New England Inc., Series B	7.000%		A3	1,288,287
30,400	Verizon South Inc., Series F	7.000%		A	770,336

	Total Diversified Telecommunication Services				9,874,522

	Electric Utilities – 0.4%

16,300	Consolidated Edison Company of New York Inc.	7.500%		A1	408,152
6,000	Consolidated Edison, Inc.	7.250%		A2	151,800
21,100	DTE Energy Trust I	7.800%		Baa3	537,839
28,900	Entergy Louisiana LLC	7.600%		A-	729,725
8,300	Entergy Mississippi Inc.	7.250%		A-	211,692
3,000	Georgia Power Capital Trust V	7.125%		A3	75,600
11,700	Mississippi Power Capital Trust II	7.200%		A2	295,425
5,200	National Rural Utilities Cooperative Finance Corporation	7.400%		A3	131,820
1,500	National Rural Utilities Cooperative Finance Corporation	6.100%		A3	36,600
1,600	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	37,056
33,600	Northern States Power Company	8.000%		A3	857,136
1,500	PPL Energy Supply LLC	7.000%		BBB	38,578
15,400	Southern Company Capital Trust I (CORTS)	8.190%		BBB+	407,638
35,700	Southern Company Capital Trust I (CORTS)	7.375%		BBB+	903,924
13,100	Southern Company Capital Trust VI	7.125%		BBB+	332,216
122,500	Virginia Power Capital Trust	7.375%		Baa2	3,123,750

	Total Electric Utilities				8,278,951

	Food Products – 0.3%

54,200	Dairy Farmers of America Inc., 144A, (6)	7.875%		BBB-	5,379,350

	Household Durables – 0.1%

72,700	Pulte Homes Inc.	7.375%		BBB	1,879,295

	Industrial Conglomerates – 0.0%

5,000	General Electric Company, Series GE (CORTS)	6.800%		AAA	126,300

	Insurance – 11.6%

1,210,933	Ace Ltd., Series C	7.800%		Baa2	31,423,711
2,100	Aegon N.V.	6.875%		A-	54,222
1,398,400	Aegon N.V.	6.375%		A-	35,365,536
6,500	Allstate Corporation (PCARS)	7.150%		A2	163,670
36,700	AMBAC Financial Group Inc.	5.950%		AA	888,874
236,713	Arch Capital Group Limited, Series B	7.785%		Baa3	6,119,031
389,973	Arch Capital Group Limited	8.000%		Baa3	10,373,282
676,401	Delphi Financial Group, Inc.	8.000%		BBB	17,718,324
200,456	EverestRe Capital Trust II	6.200%		Baa1	4,542,333
97,100	EverestRe Group Limited	7.850%		Baa1	2,499,354
339,100	Hartford Capital Trust III, Series C	7.450%		A3	8,491,064
56,500	Lincoln National Capital Trust V, Series E	7.650%		A-	1,422,670
1,401,100	Lincoln National Capital Trust VI	6.750%		A-	35,517,885
109,100	Markel Corporation	7.500%		BBB-	2,778,777
903,702	PartnerRe Limited, Series C	6.750%		BBB+	22,719,068
82,700	PartnerRe Limited	7.900%		A3	2,073,289
80,900	PLC Capital Trust III	7.500%		BBB+	2,047,579
70,800	PLC Capital Trust IV	7.250%		BBB+	1,784,868
24,200	PLC Capital Trust V	6.125%		BBB+	573,540
17,500	Protective Life Corporation	7.250%		BBB	450,625
38,800	Prudential PLC	6.750%		A	988,236
115,800	RenaissanceRe Holdings Limited, Series A	8.100%		BBB+	2,925,108
124,700	RenaissanceRe Holdings Limited, Series B	7.300%		BBB	3,149,922
3,400	RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	75,548
24,600	Safeco Capital Trust I (CORTS)	8.750%		Baa2	712,539
48,300	Safeco Capital Trust III (CORTS)	8.072%		Baa2	1,236,722
17,400	Safeco Capital Trust IV (CORTS)	8.375%		Baa2	482,850
40,200	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%		Baa2	1,033,542
38,800	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%		Baa2	1,002,010
97,100	Saint Paul Capital Trust I	7.600%		Baa1	2,469,253
61,600	Torchmark Capital Trust I	7.750%		A-	1,540,000
142,800	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)	8.125%		BBB-	1,459,416
709,600	W.R. Berkley Corporation	6.750%		BBB-	17,590,984
68,800	XL Capital Ltd, Series A	8.000%		Baa1	1,751,648
248,540	XL Capital Ltd, Series B	7.625%		Baa1	6,352,682

	Total Insurance				229,778,162

	IT Services – 0.0%

2,500	Vertex Industries Inc. (PPLUS)	7.625%		A	64,075

	Media – 1.4%

52,700	CBS Corporation	7.250%		BBB	1,322,770
1,022,400	Comcast Corporation	7.000%		BBB+	26,007,300
5,400	Walt Disney Company (CORTS)	6.875%		A-	135,648
6,300	Walt Disney Company	7.000%		A-	159,894

	Total Media				27,625,612

	Multi-Utilities – 0.1%

52,400	Dominion CNG Capital Trust I	7.800%		Baa2	1,332,532
27,500	Dominion Resources Capital Trust II	8.400%		Baa3	697,400

	Total Multi-Utilities				2,029,932

	Oil, Gas & Consumable Fuels – 0.9%

678,700	Nexen Inc.	7.350%		Baa3	17,442,590

	Pharmaceuticals – 0.1%

50,800	Bristol Myers Squibb Company (CORTS)	6.250%		A+	1,248,156

	Real Estate – 10.8%

77,100	AvalonBay Communities, Inc., Series H	8.700%		BBB	2,111,769
166,283	BRE Properties, Series B	8.080%		BBB-	4,266,822
3,900	Developers Diversified Realty Corporation, Series F	8.600%		BBB-	99,177
104,300	Developers Diversified Realty Corporation, Series G	8.000%		BBB-	2,675,295
1,264,845	Developers Diversified Realty Corporation, Series H	7.375%		BBB-	32,051,172
125,600	Duke Realty Corporation, Series L	6.600%		BBB	3,140,000
31,700	Duke Realty Corporation, Series N	7.250%		BBB	824,200
25,000	Duke-Weeks Realty Corporation, Series B	7.990%		BBB	1,246,875
82,800	Duke-Weeks Realty Corporation	6.950%		BBB	2,109,744
96,000	Duke-Weeks Realty Corporation	6.625%		BBB	2,374,080
196,800	Equity Office Properties Trust, Series G	7.750%		BBB-	4,998,720
15,400	Equity Residential Properties Trust, Series D	8.600%		BBB	391,622
347,922	Equity Residential Properties Trust, Series N	6.480%		BBB	8,677,175
140,000	Federal Realty Investment Trust	8.500%		BBB-	3,563,000
4,900	First Industrial Realty Trust, Inc., Series C	8.625%		BBB-	128,968
688,600	HRPT Properties Trust, Series B	8.750%		BBB-	17,834,740
532,700	HRPT Properties Trust, Series C	7.125%		BBB-	13,615,812
99,800	New Plan Excel Realty Trust, Series E	7.625%		BBB-	2,548,892
3,997	Prologis Trust, Series C	8.540%		BBB	230,452
96,275	Prologis Trust, Series G	6.750%		BBB	2,406,875
2,000	PS Business Parks, Inc., Series F	8.750%		BBB-	50,640
700	PS Business Parks, Inc., Series K	7.950%		BBB-	18,340
243,000	PS Business Parks, Inc., Series L	7.600%		BBB-	6,231,735
130,700	PS Business Parks, Inc., Series O	7.375%		BBB-	3,353,278
299,600	PS Business Parks, Inc.	7.000%		BBB-	7,490,000
12,500	Public Storage, Inc., Series I	7.250%		BBB+	324,000
149,000	Public Storage, Inc., Series E	6.750%		BBB+	3,748,840
18,400	Public Storage, Inc., Series F	6.450%		BBB+	448,040
197,600	Public Storage, Inc., Series H	6.950%		BBB+	5,005,208
32,800	Public Storage, Inc., Series K	7.250%		BBB+	854,850
55,860	Public Storage, Inc., Series S	7.875%		BBB+	1,399,293
45,000	Public Storage, Inc., Series T	7.625%		BBB+	1,131,300
174,500	Public Storage, Inc., Series U	7.625%		BBB+	4,399,145
31,500	Public Storage, Inc., Series V	7.500%		BBB+	799,785
166,100	Regency Centers Corporation	7.450%		BBB-	4,265,448
20,500	Simon Property Group, Inc., Series F	8.750%		Baa2	512,500
20,650	Simon Property Group, Inc., Series G	7.890%		BBB	1,065,540
2,600	United Dominion Realty Trust	8.600%		BBB-	66,820
30,000	Vornado Realty Trust, Series E	7.000%		BBB-	767,100
1,200	Vornado Realty Trust, Series F	6.750%		BBB-	29,652
165,000	Vornado Realty Trust, Series G	6.625%		BBB-	4,009,500
183,000	Vornado Realty Trust, Series H	6.750%		BBB-	4,531,080
1,987,734	Wachovia Preferred Funding Corporation	7.250%		A2	55,517,411
130,300	Weingarten Realty Trust, Series E	6.950%		A-	3,322,650

	Total Real Estate				214,637,545

	Thrifts & Mortgage Finance – 1.1%

83,600	Countrywide Capital Trust II, Series II (CORTS)	8.000%		BBB+	2,135,980
70,800	Countrywide Capital Trust III (PPLUS)	8.050%		BBB+	1,875,846
733,343	Countrywide Capital Trust IV	6.750%		BBB+	18,399,576
8,200	Countrywide Financial Corporation Capital Trust I (CORTS)	8.000%		BBB+	209,674

	Total Thrifts & Mortgage Finance				22,621,076

	Wireless Telecommunication Services – 0.6%

60,200	AT&T Wireless (CORTS)	8.000%		A	1,527,575
24,200	AT&T Wireless, Series 2002-B (SATURNS)	9.250%		A	649,770
50,600	United States Cellular Corporation	8.750%		A-	1,350,514
344,100	United States Cellular Corporation	7.500%		A-	8,874,339

	Total Wireless Telecommunication Services				12,402,198

	Total $25 Par (or similar) Preferred Securities (cost $896,865,859)				889,822,480

Principal
Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 0.5% (0.4% of Total Investments) (5)

	Building Products – 0.1%

$1,000	Textron Inc. Term Loan	8.921%	8/01/13	B2	$1,007,500

	Hotels, Restaurants & Leisure – 0.1%

998	Cedar Fair LP, Term Loan, WI/DD	TBD	TBD	BB-	1,003,824

	Media – 0.1%

1,000	Charter Communications Inc., Term Loan B	8.125%	4/28/13	B	1,005,332
2,000	Neilsen Finance LLC, Term Loan B	8.190%	8/09/13	B+	1,995,556
1,521	Panamsat Corporation, Term Loan	8.008%	1/03/14	B1	1,533,042
998	Philadelphia Newspapers, Term Loan	8.120%	6/29/13	N/R	1,003,111

5,519	Total Media				5,537,041

	Paper & Forest Products – 0.1%

345	Bluegrass Container Company, LLC, Delayed Draw Term Loan	7.601%	6/30/13	BB-	347,283
1,155	Bluegrass Container Company, LLC, Term Loan B	7.580%	6/30/13	BB-	1,163,565
997	Georgia-Pacific Corporation, Term Loan B	7.390%	12/20/12	BB-	1,000,570

2,497	Total Paper & Forest Products				2,511,418

	Real Estate Management & Development – 0.1%

1,000	LNR Property Corporation, Term Loan B	8.220%	7/12/11	B2	1,007,625

$11,014	Total Variable Rate Senior Loan Interests (cost $11,017,865)				11,067,408

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 34.6% (23.2% of Total Investments)

	Aerospace & Defense – 1.7%

$6,275	AAR Corporation, 144A (7)	1.750%	2/01/26	BB	$6,502,469
3,025	Armor Holdings Inc.	2.000%	11/01/24	B+	3,754,781
4,455	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	4,555,238
4,670	L-3 Communications Corporation, Series 144A	3.000%	8/01/35	BB+	4,775,075
8,815	Lockheed Martin Corporation	5.155%	8/15/33	BBB+	11,204,747
3,050	Triumph Group Inc, Convertible Bond	2.625%	10/01/26	N/R	3,172,000

30,290	Total Aerospace & Defense				33,964,310

	Airlines – 0.3%

1,700	AMR Corporation, Convertible Bonds	4.500%	2/15/24	CCC+	2,152,625
1,400	Continental Airlines, Inc.	5.000%	6/15/23	CCC+	2,278,500
2,845	UAL Corporation, Convertible Bond, 144A	4.500%	6/30/21	N/R	2,968,188

5,945	Total Airlines				7,399,313

	Biotechnology – 3.0%

10,850	Amgen Inc., 144A	0.125%	2/01/11	A+	11,012,750
12,350	Amgen Inc., 144A	0.375%	2/01/13	A+	12,550,688
6,165	Cephalon, Inc.	0.000%	6/15/33	B-	7,405,706
12,775	Genzyme Corporation	1.250%	12/01/23	BBB	14,052,500
13,450	Gilead Sciences Inc., 144A	0.625%	5/01/13	N/R	14,425,125

55,590	Total Biotechnology				59,446,769

	Capital Markets – 0.5%

9,300	Goldman Sachs Group, Inc.	0.125%	6/28/11	Aa3	9,821,730

	Commercial Banks – 0.5%

9,300	Wells Fargo & Company, Convertible Bond	5.718%	5/01/33	Aa1	9,442,290

	Communications Equipment – 2.4%

9,200	Ciena Corporation	3.750%	2/01/08	B	8,924,000
5,150	CommScope Inc.	1.000%	3/15/24	B+	8,162,750
7,800	Comverse Technology, Inc.	0.000%	5/15/23	BB-	10,062,000
1,360	Finisar Corporation, Series 144A	2.500%	10/15/10	N/R	1,720,400
9,150	Lucent Technologies Inc., Series B	2.750%	6/15/25	B1	9,172,875
9,200	Lucent Technologies Inc.	2.750%	6/15/23	B1	9,142,500

41,860	Total Communications Equipment				47,184,525

	Computers & Peripherals – 0.7%

13,750	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	BB-	13,165,625

	Construction & Engineering – 0.4%

4,545	Quanta Services Inc., Series 144A	3.750%	4/30/26	N/R	4,732,481
3,500	Quanta Services Incorporated	4.000%	7/01/07	B	3,465,000

8,045	Total Construction & Engineering				8,197,481

	Consumer Finance – 0.7%

13,475	American Express Company, Convertible Bond	1.850%	12/01/33	A+	13,693,969

	Diversified Financial Services – 1.5%

3,500	CapitalSource Inc.	3.500%	7/15/34	BBB-	3,766,875
14,900	Citigroup Funding Inc, Convertible Bond	0.125%	9/07/11	Aa1	14,062,620
2,650	JMH Finance Limited	4.750%	9/06/07	N/R	2,696,264
8,025	Merrill Lynch & Co. Inc., Convertible Bond	0.000%	3/13/32	Aa3	9,418,140

29,075	Total Diversified Financial Services				29,943,899

	Diversified Telecommunication Services – 0.8%

3,690	CenturyTel Inc.	4.750%	8/01/32	BBB	3,911,400
3,065	Level 3 Communications Inc., Convertible Bond	2.875%	7/15/10	Caa2	3,107,144
2,200	Qwest Communications International Inc., Convertible Bond	3.500%	11/15/25	B	3,591,500
4,210	Time Warner Telecom Inc.	2.375%	4/01/26	CCC+	5,230,925

13,165	Total Diversified Telecommunication Services				15,840,969

	Electric Utilities – 0.1%

1,015	PPL Energy Supply LLC, Convertible Bond	2.625%	5/15/23	BBB	1,346,144

	Electronic Equipment & Instruments – 1.0%

5,925	Coherent Inc., 144A	2.750%	3/01/11	N/R	6,702,656
17,940	Roper Industries Inc.	1.481%	1/15/34	BB-	10,651,875
2,000	SCI Systems Inc.	3.000%	3/15/07	B1	1,970,000

25,865	Total Electronic Equipment & Instruments				19,324,531

	Energy Equipment & Services – 2.0%

8,950	Cameron International Corporation, 144A Convertible Bonds	2.500%	6/15/26	BBB+	9,330,375
500	Halliburton Company, Convertible Bond	3.125%	7/15/23	BBB+	790,000
4,375	Hanover Compressor Company	4.750%	1/15/14	B	6,125,000
13,415	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	A-	12,844,863
4,350	Nabors Industries Inc.	0.000%	6/15/23	N/R	4,556,625
3,325	Schlumberger Limited	2.125%	6/01/23	A+	5,411,438

34,915	Total Energy Equipment & Services				39,058,301

	Health Care Equipment & Supplies – 1.4%

4,025	American Medical Systems Holdings, Convertible Bond	3.250%	7/01/36	B	4,719,313
23,350	Medtronic Inc., Convertible Bond	1.500%	4/15/11	AA-	22,970,563
250	Medtronic, Inc.	1.500%	4/15/11	AA-	245,938

27,625	Total Health Care Equipment & Supplies				27,935,814

	Health Care Providers & Services – 1.1%

250	Health Management Associates Inc.	1.500%	8/01/23	BBB	255,937
5,050	Laboratory Corporation of America Holdings	0.000%	9/11/21	BBB-	4,494,500
500	LifePoint Hospitals Inc., Convertible Bond	3.250%	8/15/25	B+	455,000
3,700	Manor Care, Inc.	2.125%	8/01/35	BBB	4,555,625
455	Polymedica Corporation, Convertible Bond, 144A	1.000%	9/15/11	N/R	470,072
3,550	PSS World Medical Inc., Convertible Bond (WI/DD, Settling 10/02/06)	2.250%	3/15/24	B+	4,512,938
8,510	Roche Holdings Inc., 144A	0.000%	7/25/21	N/R	7,868,346

22,015	Total Health Care Providers & Services				22,612,418

	Hotels, Restaurants & Leisure – 1.3%

6,185	Caesars Entertainment Inc.	5.510%	4/15/24	Baa3	7,425,711
7,970	Carnival Corporation	2.000%	4/15/21	A-	9,902,725
2,170	Four Seasons Hotel Inc.	1.875%	7/30/24	BBB-	2,416,838
3,600	Hilton Hotels Corporation	3.375%	4/15/23	BB	4,725,000
1,500	Scientific Games Corporation	0.750%	12/01/24	B+	1,796,250

21,425	Total Hotels, Restaurants & Leisure				26,266,524

	Insurance – 1.2%

20	Alleghany Corporation, Convertible Bond	5.750%	6/15/09	BBB-	5,844,173
6,925	American Financial Group Inc.	1.486%	6/02/33	BBB	3,834,719
14,200	Prudential Financial Inc.	2.666%	11/15/35	A	14,148,880

21,145	Total Insurance				23,827,772

	Internet & Catalog Retail – 0.1%

2,380	Priceline.com Inc., Convertible Bond 144A	0.500%	9/30/11	B	2,549,575

	IT Services – 0.3%

2,090	Digital River Inc.	1.250%	1/01/24	N/R	2,740,513
3,500	DST Systems Inc.	4.125%	8/15/23	N/R	4,838,750

5,590	Total IT Services				7,579,263

	Leisure Equipment & Products – 0.1%

1,165	K2 Corporation, Convertible Notes, 144A	5.000%	6/15/10	N/R	1,255,288

	Media – 3.4%

5,200	Grey Global Group Inc.	5.000%	10/15/33	N/R	6,558,500
14,725	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB+	16,326,344
21,800	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB+	14,578,750
2,240	Liberty Media Corporation	0.750%	3/30/23	BB+	2,478,000
2,395	Lions Gate Entertainment Corporation, 144A	2.938%	10/15/24	N/R	2,505,769
3,300	Lions Gate Entertainment Corporation, 144A	3.625%	3/15/25	N/R	3,196,875
4,660	Omnicom Group Inc.	0.000%	7/01/38	A-	4,759,025
1,525	Shuffle Master Inc.	1.250%	4/15/24	N/R	1,717,531
3,155	Sirius Satellite Radio Inc.	3.250%	10/15/11	CCC	3,261,481
10,250	Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	A-	11,582,500

69,250	Total Media				66,964,775

	Metals & Mining – 0.2%

700	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	B-	654,500
3,375	Placer Dome Inc.	2.750%	10/15/23	A-	4,674,375

4,075	Total Metals & Mining				5,328,875

	Multi-Utilities – 0.6%

1,700	Centerpoint Energy Inc., Convertible Bond	2.875%	1/15/24	BBB-	1,952,875
8,625	Dominion Resources Inc., Series C	2.125%	12/15/23	BBB	9,196,406

10,325	Total Multi-Utilities				11,149,281

	Oil, Gas & Consumable Fuels – 0.6%

2,250	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	2,311,875
6,825	Devon Energy Corporation	4.900%	8/15/08	BBB	8,608,031

9,075	Total Oil, Gas & Consumable Fuels				10,919,906

	Pharmaceuticals – 1.8%

11,960	Allergan Inc., Convertible Bond, 144A	1.500%	4/01/26	A	12,647,700
5,140	Allergan Inc., Convertible Bond	1.500%	4/01/26	A	5,435,550
4,780	Teva Pharmaceutical Finance, Series A	0.500%	2/01/24	BBB	5,060,825
2,100	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	BBB	2,286,375
8,500	Wyeth, 144A	5.109%	1/15/24	A	9,302,400

32,480	Total Pharmaceuticals				34,732,850

	Real Estate – 0.9%

7,765	Archstone-Smith Trust, Corporate Bond Convertible	4.000%	7/15/36	BBB+	8,095,013
7,465	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	9,424,563

15,230	Total Real Estate				17,519,576

	Real Estate Management & Development – 0.7%

12,975	EOP Operating LP, Convertible Bond 144A	4.000%	7/15/26	BBB	13,899,469

	Semiconductors & Equipment – 2.0%

11,310	Cypress Semiconductor Corporation, Convertible Notes, Series 144A	1.250%	6/15/08	B-	14,646,450
5,650	Intel Corporation, 144A	2.950%	12/15/35	A-	5,077,938
9,985	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	8,974,019
2,500	Photronics Inc., Convertible Notes	2.250%	4/15/08	B	2,721,875
2,165	PMC-Sierra Inc., Convertible Subordinate Notes	2.250%	10/15/25	N/R	2,213,713
4,250	RF Micro Devices, Inc.	1.500%	7/01/10	B-	4,935,313
500	Teradyne Inc., Convertible Senior Notes	3.750%	10/15/06	B+	501,250

36,360	Total Semiconductors & Equipment				39,070,558

	Software – 2.0%

4,275	Amdocs Limited	0.500%	3/15/24	BBB-	4,568,906
4,170	Cadence Design Systems, Inc.	0.000%	8/15/23	N/R	4,800,713
1,535	Computer Associates International Inc., Convertible Bond, Series 144A	1.625%	12/15/09	Ba1	1,920,669
4,725	Informatica Corporation, 144A	3.000%	3/15/26	N/R	4,837,219
1,220	Macrovision Corporation, Convertible Bonds, 144A	2.625%	8/15/11	N/R	1,346,575
3,990	Red Hat Inc., Convertible Bond	0.500%	1/15/24	B+	4,194,488
3,220	Sybase, Inc.	1.750%	2/22/25	N/R	3,574,200
12,375	Symantec Corporation, Convertible Bond, 144A	0.750%	6/15/11	N/R	15,112,969

35,510	Total Software				40,355,739

	Specialty Retail – 1.0%

6,450	Lowes Companies, Inc.	0.861%	10/19/21	A+	6,369,375
2,665	Sonic Automotive Inc., Convertible Senior Subordinated Notes	5.250%	5/07/09	B	2,528,419
11,975	TJX Companies, Inc.	0.000%	2/13/21	A-	11,226,563

21,090	Total Specialty Retail				20,124,357

	Wireless Telecommunication Services – 0.3%

1,275	American Tower Corporation	3.000%	8/15/12	BB-	2,397,000
3,515	NII Holdings Inc., 144A	2.750%	8/15/25	N/R	4,986,906

4,790	Total Wireless Telecommunication Services				7,383,906

$644,095	Total Convertible Bonds (cost $650,958,740)				687,305,802

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 12.9% (8.6% of Total Investments)

	Aerospace & Defense – 0.2%

$1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B	$960,000
2,500	K&F Acquisition Inc.	7.750%	11/15/14	B-	2,518,750

3,500	Total Aerospace & Defense				3,478,750

	Auto Components – 0.2%

1,950	Affinia Group Inc.	9.000%	11/30/14	CCC+	1,828,125
1,300	Keystone Automotive Operations Inc.	9.750%	11/01/13	B-	1,228,500

3,250	Total Auto Components				3,056,625

	Building Products – 0.2%

4,000	Jacuzzi Brands, Inc.	9.625%	7/01/10	B	4,260,000

	Chemicals – 0.7%

3,000	Ineos Group Holdings PLC, 144A	8.500%	2/15/16	B2	2,872,500
2,000	Nell AF Sarl	8.375%	8/15/15	B2	1,995,000
6,500	OM Group Inc.	9.250%	12/15/11	B-	6,792,500
3,000	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B-	2,970,000

14,500	Total Chemicals				14,630,000

	Commercial Services & Supplies – 0.0%

900	Williams Scotsman Inc.	8.500%	10/01/15	B+	924,750

	Computers & Peripherals – 0.1%

1,000	GSC Holdings Corporation, 144A	8.000%	10/01/12	B+	1,035,000

	Containers & Packaging – 0.5%

3,450	MDP Acquisitions PLC, Senior Notes	9.625%	10/01/12	B-	3,657,000
3,000	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	B	3,090,000
3,000	Owens-Illinois Inc.	7.500%	5/15/10	B	3,015,000

9,450	Total Containers & Packaging				9,762,000

	Diversified Consumer Services – 0.1%

2,000	Service Corporation International	7.700%	4/15/09	BB-	2,062,500

	Diversified Telecommunication Services – 0.1%

2,000	Intelsat Subsidiary Holding Company Limited	8.500%	1/15/13	B+	2,035,000
750	Syniverse Technologies Inc., Series B	7.750%	8/15/13	B1	725,625

2,750	Total Diversified Telecommunication Services				2,760,625

	Electric Utilities – 0.2%

2,000	Midwest Generation LLC	8.750%	5/01/34	Ba2	2,145,000
500	Mirant North America LLC	7.375%	12/31/13	B2	503,125
1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	B1	1,005,422

3,500	Total Electric Utilities				3,653,547

	Energy Equipment & Services – 0.2%

1,800	Hanover Compressor Company	7.500%	4/15/13	B	1,809,000
2,500	Pride International Inc.	7.375%	7/15/14	Ba2	2,587,500

4,300	Total Energy Equipment & Services				4,396,500

	Food & Staples Retailing – 0.1%

3,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	3,030,000

	Food Products – 0.4%

4,610	Del Monte Corporation	8.625%	12/15/12	B	4,857,788
1,096	Dole Foods Company	8.625%	5/01/09	B	1,076,820
2,700	Dole Foods Company	7.875%	7/15/13	B	2,538,000

8,406	Total Food Products				8,472,608

	Health Care Equipment & Supplies – 0.0%

700	Select Medical Corporation	7.625%	2/01/15	B2	593,250

	Health Care Providers & Services – 0.2%

3,000	US Oncology Inc.	10.750%	8/15/14	B-	3,300,000

	Hotels, Restaurants & Leisure – 1.7%

5,190	Aztar Corporation	9.000%	8/15/11	Ba3	5,443,013
2,345	Boyd Gaming Corporation	8.750%	4/15/12	Ba3	2,473,975
4,075	Boyd Gaming Corporation	7.750%	12/15/12	Ba3	4,202,344
1,500	Herbst Gaming Inc.	7.000%	11/15/14	B-	1,462,500
4,100	Intrawest Corporation	7.500%	10/15/13	B+	4,422,875
800	Jacob’s Entertainment Inc., 144A	9.750%	6/15/14	B-	796,000
2,000	Landry’s Restaurants Inc., Series B	7.500%	12/15/14	B1	1,925,000
2,000	MGM Mirage, Inc.	6.750%	8/01/07	BB	2,020,000
1,000	Park Place Entertainment	9.375%	2/15/07	Ba1	1,012,500
1,000	Park Place Entertainment	7.875%	3/15/10	Ba1	1,045,000
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B-	2,035,000
3,000	Pinnacle Entertainment Inc.	8.750%	10/01/13	B-	3,198,750
4,000	Universal City Development Partners	11.750%	4/01/10	B2	4,330,000

33,010	Total Hotels, Restaurants & Leisure				34,366,957

	Household Durables – 0.5%

4,500	K. Hovnanian Enterprises Inc., Senior Subordinated Notes	8.875%	4/01/12	Ba2	4,432,500
5,000	KB Home	8.625%	12/15/08	Ba2	5,149,350

9,500	Total Household Durables				9,581,850

	Independent Power Producers & Energy Traders – 0.1%

600	NRG Energy Inc.	7.250%	2/01/14	B1	597,000
600	NRG Energy Inc.	7.375%	2/01/16	B1	597,750

1,200	Total Independent Power Producers & Energy Traders				1,194,750

	IT Services – 0.4%

1,950	Global Cash Access LLC	8.750%	3/15/12	B-	2,057,250
4,750	Sungard Data Systems Inc.	9.125%	8/15/13	B-	4,940,000

6,700	Total IT Services				6,997,250

	Machinery – 0.3%

3,000	Greenbrier Companies, Inc.	8.375%	5/15/15	B+	3,060,000
3,000	Terex Corporation, Senior Subordinated Notes	9.250%	7/15/11	B+	3,176,250

6,000	Total Machinery				6,236,250

	Media – 3.3%

6,900	Allbritton Communications Company, Series B	7.750%	12/15/12	B1	6,986,250
2,000	AMC Entertainment Inc.	8.000%	3/01/14	B3	1,890,000
4,200	American Media Operations Inc., Series B	10.250%	5/01/09	Caa2	3,927,000
1,345	American Media Operations Inc.	8.875%	1/15/11	Caa2	1,186,963
5,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	B+	5,206,250
3,000	Cablevision Systems Corporation	7.250%	7/15/08	B+	3,045,000
2,000	Cablevision Systems Corporation	8.125%	7/15/09	B+	2,080,000
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B-	2,025,000
6,000	Cinemark USA Inc.	9.000%	2/01/13	B2	6,255,000
1,000	Dex Media West LLC	8.500%	8/15/10	B1	1,037,500
2,198	Dex Media West LLC	9.875%	8/15/13	B	2,384,830
4,000	Medianews Group Inc.	6.375%	4/01/14	B	3,550,000
1,950	Panamsat Corporation	9.000%	8/15/14	B	2,023,125
7,000	Primedia Inc., Senior Notes	8.875%	5/15/11	B	6,877,500
2,000	R. H. Donnelley Finance Corp 1	10.875%	12/15/12	B	2,210,000
2,000	Sun Media Corporation	7.625%	2/15/13	Ba2	2,030,000
6,200	Vertis Inc.	9.750%	4/01/09	B1	6,285,250
5,500	Young Broadcasting Inc., Senior Subordinated Note	10.000%	3/01/11	Caa1	5,163,125
2,000	Young Broadcasting Inc.	8.750%	1/15/14	Caa1	1,710,000

66,293	Total Media				65,872,793

	Metals & Mining – 0.3%

3,000	Chaparral Steel Company	10.000%	7/15/13	B	3,360,000
1,682	United States Steel Corporation	9.750%	5/15/10	Ba1	1,803,945

4,682	Total Metals & Mining				5,163,945

	Multi-Utilities – 0.3%

3,600	Bon-Ton Department Stores Inc.	10.250%	3/15/14	B-	3,519,000
2,400	Dynegy Holdings Inc., 144A	8.375%	5/01/16	B2	2,454,000
500	Northwestern Corporation	5.875%	11/01/14	BBB-	494,352

6,500	Total Multi-Utilities				6,467,352

	Oil, Gas & Consumable Fuels – 0.7%

600	Chaparral Energy Inc.	8.500%	12/01/15	B3	598,500
4,345	Chesapeake Energy Corporation	7.750%	1/15/15	BB	4,453,625
300	Copano Energy LLC	8.125%	3/01/16	B	305,250
2,000	Hilcorp Energy I LP/Hilcorp Finance Company, Series 144A	7.750%	11/01/15	B	1,945,000
2,000	Premcor Refining Group Inc.	7.500%	6/15/15	BBB-	2,091,826
3,000	SemGroup LP, 144A	8.750%	11/15/15	B1	3,041,250
1,500	Whiting Petroleum Corporation	7.000%	2/01/14	B1	1,470,000

13,745	Total Oil, Gas & Consumable Fuels				13,905,451

	Paper & Forest Products – 0.4%

2,000	Georgia Pacific Corporation, Debentures	7.700%	6/15/15	B	2,000,000
5,000	Georgia Pacific Corporation, Notes	8.125%	5/15/11	B	5,150,000

7,000	Total Paper & Forest Products				7,150,000

	Personal Products – 0.1%

1,600	Prestige Brands Inc.	9.250%	4/15/12	B-	1,616,000

	Pharmaceuticals – 0.3%

4,675	Wyeth, Convertible Bond	5.109%	1/15/24	A	5,116,320

	Real Estate – 0.1%

900	Saxon Capital Inc., 144A	12.000%	5/01/14	B	1,252,463
1,000	Trustreet Properties, Inc.	7.500%	4/01/15	B+	997,500
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BB+	516,875

2,400	Total Real Estate				2,766,838

	Semiconductors & Equipment – 0.1%

2,400	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR, 144A	10.125%	12/01/13	B	2,556,000

	Specialty Retail – 0.8%

6,000	Asbury Automotive Group Inc.	9.000%	6/15/12	B	6,172,500
1,000	Quiksilver Inc.	6.875%	4/15/15	BB-	952,500
8,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	B+	8,320,000

15,000	Total Specialty Retail				15,445,000

	Textiles, Apparel & Luxury Goods – 0.2%

4,000	Jostens IH Corporation	7.625%	10/01/12	B2	4,040,000

	Trading Companies & Distributors – 0.1%

2,000	United Rentals North America Inc.	6.500%	2/15/12	B+	1,940,000

$250,961	Total Corporate Bonds (cost $258,991,426)				255,832,911

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 32.5% (21.8% of Total Investments)

	Capital Markets – 5.5%

6,273	BT Capital Trust, Series B1	7.900%	1/15/27	A2	$6,519,623
15,000	BT Institutional Capital Trust A, 144A	8.090%	12/01/26	A2	15,656,565
2,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	2,082,958
1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	1,267,896
32,750	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	33,134,190
3,000	Compass Trust I, Series A	8.230%	1/15/27	A3	3,140,079
2,000	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A-	2,111,550
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	4,270,931
15,500	Mellon Capital Trust I, Series A	7.720%	12/01/26	A2	16,141,467
2,200	MUFG Capital Finance 2	4.850%	7/25/56	BBB	2,742,897
9,000	State Street Institutional Capital Trust, 144A	8.035%	3/15/27	A1	9,439,479
12,419	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	13,097,885

	Total Capital Markets				109,605,520

	Commercial Banks – 18.0%

2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	1,990,276
8,000	Abbey National Capital Trust I	8.963%	6/30/50	A	10,603,408
43,100	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	44,034,537
12,120	Bank One Capital III	8.750%	9/01/30	A1	15,906,967
2,600	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa3	2,706,018
1,900	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	1,985,422
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	1,046,836
4,000	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	4,500,348
700	Barclays Bank PLC	6.278%	12/15/55	Aa3	668,500
15,200	BOI Capital Funding 3, 144A	6.107%	8/04/56	A2	14,860,295
2,200	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	2,386,729
4,315	First Chicago NBD Institutional Capital Trust, Series B, 144A	7.750%	12/01/26	A1	4,490,543
5,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	5,205,220
5,750	First Empire Capital Trust I	8.234%	2/01/27	Baa1	6,021,642
11,000	First Empire Capital Trust II	8.277%	6/01/27	Baa1	11,597,652
4,250	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	4,508,290
29,350	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	29,436,641
6,000	HBOS PLC, Series 144A	6.413%	9/29/49	A1	5,809,530
12,838	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	14,582,440
14,000	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	20,632,752
19,605	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	21,939,681
4,000	KeyCorp Capital III	7.750%	7/15/29	A3	4,657,740
15,000	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	15,629,565
17,000	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	17,088,706
1,000	Nordbanken AB, 144A	8.950%	11/29/49	A	1,096,468
10,000	North Fork Capital Trust II	8.000%	12/15/27	A3	10,619,090
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,950,710
14,750	RBS Capital Trust B	6.800%	12/31/49	A1	14,810,209
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	2,142,936
1,202	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	1,249,938
6,200	Royal Bank of Scotland Group PLC	9.118%	3/31/49	A1	6,925,350
4,472	St. George Funding Company LLC, 144A	8.485%	12/31/47	A3	4,717,517
2,250	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	2,492,757
13,330	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A-	15,068,299
3,800	Union Planters Capital Trust A	8.200%	12/15/26	A2	3,960,976
21,300	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	21,369,949
7,200	Washington Mutual Preferred Funding Delaware, Series A-1, 144A	6.534%	3/15/49	BBB	7,098,444
2,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	2,093,588

	Total Commercial Banks				357,885,969

	Consumer Finance – 0.1%

1,500	American Express Company	6.800%	9/01/66	A	1,586,484

	Diversified Financial Services – 2.9%

6,200	BNP Paribas Capital Trust	7.200%	12/31/49	A+	6,247,393
1,000	Citigroup Capital III	7.625%	12/01/36	Aa2	1,210,488
2,500	Fulton Capital Trust I	6.290%	2/01/36	A3	2,412,000
3,000	JPM Capital Trust II	7.950%	2/01/27	A1	3,130,209
18,600	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	A2	19,820,830
23,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	24,643,663

	Total Diversified Financial Services				57,464,583

	Diversified Telecommunication Services – 1.1%

19,080	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	22,144,725

	Household Durables – 0.1%

2,600	Stanley Works Capital Trust I	5.902%	12/01/45	Baa1	2,444,424

	Insurance – 3.9%

10,000	American General Capital II	8.500%	7/01/30	Aa3	12,895,950
4,980	American General Institutional Capital, 144A	8.125%	3/15/46	Aa3	6,261,394
1,000	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	1,040,399
14,250	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	13,811,798
5,000	Oil Insurance Limited, 144A	7.550%	12/30/49	Baa1	5,127,065
3,750	Prudential PLC	6.500%	6/29/49	A	3,660,094
13,500	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	AA-	14,266,233
18,859	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	19,848,683

	Total Insurance				76,911,616

	Oil, Gas & Consumable Fuels – 0.6%

12,355	KN Capital Trust III	7.630%	4/15/28	Baa3	11,599,418

	Real Estate – 0.0%

3,000	PS Business Parks Inc., Series M	7.200%	3/30/55	BBB-	76,200

	Thrifts & Mortgage Finance – 0.3%

2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	1,985,078
3,365	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	3,527,109

	Total Thrifts & Mortgage Finance				5,512,187

	Total Capital Preferred Securities (cost $667,487,362)				645,231,126

Shares	Description (1)				Value

	Investment Companies – 1.2% (0.8% of Total Investments)

275,139	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$5,687,123
144,634	Flaherty and Crumrine/Claymore Total Return Fund Inc.				2,923,053
307,548	John Hancock Preferred Income Fund III				6,639,961
99,306	Preferred and Corporate Strategies Fund Inc.				2,030,808
281,648	Preferred Income Strategies Fund Inc.				5,632,938

	Total Investment Companies (cost $21,700,416)				22,913,883

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 4.2% (2.8% of Total Investments)

$83,382	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price $83,415,605, collateralized by: $60,410,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $76,944,761 $6,135,000 U.S. Treasury Bonds, 7.875%, due 2/15/21, value $8,105,869,	4.800%	10/02/06		$83,382,252

	Total Short-Term Investments (cost $83,382,252)				83,382,252

	Total Investments (cost $2,934,013,822) – 149.1%				2,959,525,658

	Other Assets Less Liabilities – (0.5)%				(9,806,262)

	Preferred Shares, at Liquidation Value – (48.6)%				(965,000,000)

	Net Assets Applicable to Common Shares – 100%				$1,984,719,396

	Interest Rate Swaps outstanding at September 30, 2006:

		Fixed Rate
		Paid	Fixed Rate	Floating Rate	Floating Rate		Unrealized
	Notional	by the Fund	Payment	Received	Payment	Termination	Appreciation
Counterparty	Amount	(annualized)	Frequency	by the Fund (8)	Frequency	Date	(Depreciation)

JPMorgan Chase	$97,000,000	3.360%	Monthly	5.330%	Monthly	1/23/09	$3,594,555
Morgan Stanley	97,000,000	3.048	Monthly	5.330	Monthly	1/23/08	2,592,167
Royal Bank of Canada	97,000,000	2.679	Monthly	5.330	Monthly	1/23/07	850,488

							$7,037,210

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing.

(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(4)
Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown.

(5)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(6)	Investment is eligible for the Dividends Received Deduction.

(7)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(8)	Based on USD-LIBOR (United States Dollar-London Interbank Offered Rate).

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CBTCS	Corporate Backed Trust Certificates.

CORTS	Corporate Backed Trust Securities.

PCARS	Public Credit and Repackaged Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2006, the cost of investments was $2,963,361,536.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$84,516,636
Depreciation	(88,352,514)

Net unrealized appreciation (depreciation) of investments	$(3,835,878)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Preferred and Convertible Income Fund 2

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.